Consolidated Statements of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Income Statement [Abstract]
Net sales	[1]	$ 5,717	$ 6,432		$ 6,859
Cost of goods sold		4,762	5,072		5,395
Gross profit		955	1,360		1,464
Selling, general and administrative expense		632	685		768
Research and development expense		97	143		164
Employee separation and asset related charges, net		333	21		2
Goodwill impairment		25	0		0
Total expenses		1,087	849		934
Equity in earnings of affiliates		22	20		22
Interest expense, net		(132)	0		0
Other income, net		54	19		24
(Loss) income before income taxes		(188)	550		576
(Benefit from) provision for income taxes		(98)	149		152
Net (loss) income		(90)	401		424
Less: Net income attributable to noncontrolling interests		0	1		1
Net (loss) income attributable to Chemours		$ (90)	$ 400		$ 423
Per share data
Basic (loss) earnings per share of common stock (USD per share)		$ (0.50)	$ 2.21	[2]	$ 2.34	[2]
Diluted (loss) earnings per share of common stock (USD per share)		(0.50)	$ 2.21	[2]	$ 2.34	[2]
Dividends per share of common stock (USD per share)		$ 0.58

[1]	Net sales are attributed to countries based on customer location.
[2]	On July 1, 2015, E. I. du Pont de Nemours and Company distributed 180,966,833 shares of Chemours' common stock to holders of its common stock. Basic and diluted (loss) earnings per common share for the years ended December 31, 2014 and 2013 were calculated using the shares distributed on July 1, 2015. Refer to Note 9 for information regarding the calculation of basic and diluted earnings per share.